Property, equipment and software, net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Property, equipment and software, net

9. Property, equipment and software, net

Property, equipment and software, net, consisted of the following:

	As of September 30,
	2024	2025

Vending machine	$810	$798
Leasehold improvement	516	486
Electronic equipment	508	416
Copyright licenses	370	365
Software	267	263
Office furniture	22	13
Total	$2,493	$2,341
Less: Accumulated depreciation and amortization	(2,066)	(2,054)
Property, equipment and software, net	$427	$287

Depreciation and amortization expenses were US$229, US$91 and US$125 for the years ended September 30, 2023, 2024 and 2025, respectively. During the years ended September 30, 2023, 2024 and 2025, the Group did not record any impairment loss.